Accrued Pension and Severance Costs (Schedule of Estimated Prior Service Cost and Actuarial Loss for Defined Benefit Pension Plans) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2015 JPY (¥)
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ 904
Prior service benefit	(168)
Estimated prior service cost and actuarial loss for the defined benefit pension plans	736
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	1,034
Estimated prior service cost and actuarial loss for the defined benefit pension plans	¥ 1,034